Bank Loans and Notes Payable	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Bank Loans and Notes Payable

Note 19. Bank Loans and Notes Payable

		On December 31, (1)
													Carrying		Fair		Carrying
											2027		Value at		Value at		Value at
											and		December		December		December
(in millions of Mexican pesos)	2022		2023		2024		2025		2026		Thereafter		31, 2021		31, 2021		31, 2020(1)
Short-term debt:
Fixed-rate debt:
Colombian pesos
Bank loans	Ps.	311	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	311	Ps.	311	Ps.	168
Interest rate		2.5%		—		—		—		—		—		2.5%		—		2.1%
Argentine pesos
Bank loans		461		—		—		—		—		—		461		461		711
Interest rate		41.0%		—		—		—		—		—		41.0%		—		44.7%
Chilean pesos
Bank loans		261		—		—		—		—		—		261		261		1,027
Interest rate		0.7%		—		—		—		—		—		0.7%		—		1.9%
U.S. dollars
Bank loans		—		—		—		—		—		—		—		—		1,150
Interest rate		—%		—		—		—		—		—		—%		—		2.0%
Uruguayan pesos
Bank loans		184		—		—		—		—		—		184		184		498
Interest rate		6.0%		—		—		—		—		—		6.0%		—		15.1%
Guatemalan quetzal
Bank loans		26		—		—		—		—		—		26		26		63
Interest rate		6.3%		—		—		—		—		—		6.3%		—		6.3%
Variable-rate debt:
Mexican pesos
Bank loans		760		—		—		—		—		—		760		760		360
Interest rate		5.9%		—		—		—		—		—		5.9%		—		5.2%
Colombian pesos
Bank loans		—		—		—		—		—		—		—		—		492
Interest rate		—%		—		—		—		—		—		—%		—		3.0%
Total short-term debt	Ps.	2,003	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	2,003	Ps.	2,003	Ps.	4,469
(1)	All interest rates shown in this table are weighted average contractual annual rates.

		On December 31, (1)
													Carrying		Fair		Carrying
											2027		Value at		Value at		Value at
											and		December		December		December
(in millions of Mexican pesos)	2022		2023		2024		2025		2026		Thereafter		31, 2021		31, 2021		31, 2020(1)
Long-term debt:
Fixed-rate debt:
Euro
Senior unsecured notes	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	27,646	Ps.	27,646	Ps.	27,321	Ps.	24,469
Interest rate		—		—		—		—		—		0.7%		0.7%		—		1.7%
U.S. dollars
Yankee bond		—		—		—		—		—		52,255		52,255		56,147		50,597
Interest rate		—		—		—		—		—		3.1%		3.1%		—		3.1%
Bank of NY (FEMSA USD 2023)		—		6,170		—		—		—		—		6,170		6,323		5,975
Interest rate (1)		—		2.9%		—		—		—		—		2.9%		—		2.9%
Bank of NY (FEMSA USD 2043)		—		—		—		—		—		14,262		14,262		16,991		13,805
Interest rate (1)		—		—		—		—		—		4.4%		4.4%		—		4.4%
Bank of NY (FEMSA USD 2050)		—		—		—		—		—		51,174		51,174		53,707		49,549
Interest rate (1)		—		—		—		—		—		3.5%		3.5%		—		3.5%
Bank loans		—		—		2,352		—		—		—		2,352		2,352		2,293
Interest rate		—		—		3.6%		—		—		—		3.6%		—		3.7%
Mexican pesos
Domestic senior notes		—		7,498		—		—		—		18,449		25,947		24,722		21,483
Interest rate		—		5.5%		—		—		—		7.6%		7.0%		—		7.0%
Bank loans		82		75		68		65		15		—		305		305		165
Interest rate		6.5%		6.1%		5.6%		5.3%		1.1%		—		5.7%		—		9.3%
Brazilian reais
Bank loans		48		28		18		—		—		—		94		94		157
Interest rate		6.0%		6.4%		6.6%		—		—		—		6.2%		—		6.1%
Chilean pesos
Bank loans		—		338		—		—		—		—		338		338		15
Interest rate		—		1.2%		—		—		—		—		1.2%		—		3.2%
Uruguayan pesos
Bank loans		256		930		—		—		—		—		1,186		1,186		1,031
Interest rate		8.0%		6.3%		—		—		—		—		6.7%		—		10.8%
Subtotal	Ps.	386	Ps.	15,039	Ps.	2,438	Ps.	65	Ps.	15	Ps.	163,786	Ps.	181,729	Ps.	189,486	Ps.	169,539
(2)	All interest rates shown in this table are weighted average contractual annual rates.

		On December 31, (1)
													Carrying		Fair		Carrying
											2027		Value at		Value at		Value at
(in millions											and		December		December		December
of Mexican pesos)	2022		2023		2024		2025		2026		Thereafter		31, 2021		31, 2021		31, 2020(1)
Variable-rate debt:
Mexican pesos
Domestic senior notes	Ps.	1,499	Ps.	—	Ps.	—	Ps.	1,726	Ps.	2,425	Ps.	—	Ps.	5,650	Ps.	5,540	Ps.	3,181
Interest rate (1)		5.5%		—		—		5.3		5.3%		—		5.4%		—		4.6%
Bank Loans		170		72		48		29		11		—		330		330		9,771
Interest rate (1)		6.2%		6.6%		6.9%		6.9%		6.8%		—		6.5%		—		8.4%
Brazilian reais
Bank loans		5		—		—		—		—		—		5		5		47
Interest rate		9.0%		—		—		—%		—		—		9.0%		—		8.1%
Colombian pesos
Bank loans		10		—		—		—		—		—		10		10		25
Interest rate		4.5%		—		—		—		—		—		4.5%		—		4.4%
Chilean pesos
Bank loans		567		291		—		—		—		—		858		858		1,633
Interest rate		1.8%		1.8%		—		—		—		—		1.8%		—		3.5%
Subtotal	Ps.	2,251	Ps.	363	Ps.	48	Ps.	1,755	Ps.	2,436	Ps.	—	Ps.	6,853	Ps.	6,743	Ps.	14,657
Total long-term debt	Ps.	2,637	Ps.	15,402	Ps.	2,486	Ps.	1,820	Ps.	2,451	Ps.	163,786	Ps.	188,582	Ps.	196,229	Ps.	184,196
Current portion of long-term debt														(2,637)				(4,332)
													Ps.	185,945			Ps.	179,864
(1)	All interest rates shown in this table are weighted average contractual annual rates.

											2027 and	Total		Total
Hedging Derivative Financial Instruments (1)	2022		2023		2024		2025		2026		Thereafter	2021		2020
	(notional amounts in millions of Mexican pesos)														`
Cross-currency swaps:
U.S. dollars to Mexican pesos
Fixed to a variable (3)	Ps.	—	Ps.	11,403	Ps.	—	Ps.	—	Ps.	—	—	Ps.	11,403	Ps.	20,979
Interest pay rate		—		7.0%		—		—		—	—		7.0%		7.5%
Interest receive rate		—		4.0%		—		—		—	—		4.0%		3.9%
Fixed to fixed		—		3,120		—		10,000		—	11,115		24,235		23,835
Interest pay rate		—		7.2%		—		8.2%		—	8.9%		8.4%		8.1%
Interest receive rate		—		3.1%		—		3.5%		—	3.6%		3.5%		3.3%
Fixed to fixed (2)
Interest pay rate		—		—		—		—		—	9.4%		9.4%		8.8%
Interest receive rate		—		—		—		—		—	4.4%		4.4%		4.2%
U.S. dollars to Euro
Fixed to fixed		—		—		—		—		—	15,078		15,078		—
Interest pay rate		—		—		—		—		—	1.9%		1.9%		—%
Interest receive rate		—		—		—		—		—	3.5%		3.5%		—%
U.S. dollars to Brazilian reais
Fixed to variable		—		—		—		—		5,146	—		5,146		—
Interest pay rate		—		—		—		—		9.9%	—		9.9%		—%
Interest receive rate		—		—		—		—		2.1%	—		2.1%		—%
Fixed to fixed		—		9,880		—		—		—	—		9,880		—
Interest pay rate		—		9.5%		—		—		—	—		9.5%		—%
Interest receive rate		—		3.9%		—		—		—	—		3.9%		—%
Colombian pesos
Fixed to fixed		—		—		—		—		—	—		—		404
Interest pay rate		—		—		—		—		—	—		—%		5.0%
Interest receive rate		—		—		—		—		—	—		—%		2.4%
Interest rate swaps:
Fixed to variable rate:		—		—		—		—		—	6,175		6,175		—
Interest pay rate		—		—		—		—		—	0.4%		0.4%		—%
Interest receive rate		—		—		—		—		—	1.9%		1.9%		—%
Variable to a fixed rate:		131		726		2,367		—		—	—		3,225		4,716
Interest pay rate		6.6%		5.8%		3.6%		—		—	—		4.2%		5.0%
Interest receive rate		2.4%		1.8%		1.9%		—		—	—		1.9%		2.9%
Variable to fixed rate (3):
Interest pay rate		—		7.2%		—		—		—	—		7.2%		7.2%
Interest receive rate		—		7.0%		—		—		—	—		7.0%		5.7%
(1)	All interest rates shown in this table are weighted average contractual annual rates.

(2)	Cross Currency swaps which covers U.S. dollars to Mexican pesos with a notional of Ps.8,869, that have a starting date in 2023; receiving a fixed rate of 4.4% and pay a fixed rate of 9.4%.

(3)	Interest rate swaps with a notional amount of Ps. 11,403 that receive a variable rate of 7.0% and pay a fixed rate of 7.2%; joined with a cross-currency swap, which covers U.S. dollars to Mexican pesos, that receives a fixed rate of 4.0% and pay a variable rate of 7.0%.

For the years ended December 31, 2021, 2020 and 2019, the interest expense is comprised as follows:

	2021		2020		2019
Interest on debts and borrowings	Ps.	9,356	Ps.	10,789	Ps.	6,434
Finance charges for employee benefits, net		476		456		382
Derivative instruments		1,970		1,428		2,300
Finance operating charges		18		(231)		243
Finance charges payable for leases		5,118		5,074		4,774
	Ps.	16,938	Ps.	17,516	Ps.	14,133

On March 14, 2016, the Company issued long-term debt on the Irish Stock Exchange (“ISE”) in the amount of €.1,000 million, which was made up of senior notes with a maturity of 7 years, a fixed interest rate of 1.75%, and a spread of 155 basis points over the relevant benchmark mid-swap, for a total yield of 1.824%. The Company designated this non-derivative financial liability as a hedge on the net investment in Heineken. These senior notes were prepaid in May 2021, with a settlement price of €. 1,042 million, which includes accrued expenses. The difference between the settlement price and the book value of the debt at the date of prepayment was recognized in the income statement. As a result of this transaction, the net investment hedge was discontinued without any effects in the income statement. For the year ended December 31, 2021, up to the prepayment date, a foreign exchange gain, net of tax, has been recognized as part of the exchange differences on translation of foreign operations within the cumulative other comprehensive income of Ps. 232. The foreign exchange effects accumulated up to the prepayment date of the senior notes will be recognized in the income statement with the corresponding currency translation effect when a partial or total disposal of Heineken shares occurs.

On January 16, 2020, the Company issued U.S. $1,500 million 3.500% Senior Unsecured Notes at an annual rate of 130 basis points over the relevant benchmark. In addition, on February 12, 2020, the Company placed a re-tap to its US-denominated SEC-registered Senior Unsecured Notes due 2050 and issued U.S. $300 million 3.500% at an annual rate of 137.5 basis points over the relevant benchmark, raising the total outstanding balance to U.S. $1,800 million with an implied yield to maturity of 3.577%. In June 2020, the Company issued U.S. $700 million 3.500% Senior Unsecured Notes due 2050 with an implicit weighted performance of 3.358%. The Company has designated a portion of these non-derivative financial liabilities as a hedge on the net investment. For the year ended December 31, 2021, a foreign exchange loss, net of tax, has been recognized as part of the income on hedge of net investments in foreign operations within the cumulative other comprehensive income of Ps. 722.

In April 2021, the Company issued €. 500 and €. 700 million in debt certificates at a fixed rate of 1.0%, maturing in 2033 and 0.5% maturing in 2028, respectively. On May 21, 2021, this non-derivative financial liability was designated as a hedge on the net investment in Heineken. Since the hedge-designation date up to December 31, 2021, a foreign exchange gain, net of tax, has been recognized as part of the income on the hedge of net investments in foreign operations within the cumulative other comprehensive income of Ps. 840.

In March 2020, we entered into certain short-term bank loans in Mexican pesos for an aggregate principal amount of Ps.15,000 million.

Coca-Cola FEMSA has the following bonds:

a)	registered with the Mexican stock exchange:

i)     Ps. 7,500 (nominal value), maturing in 2023 and a fixed interest rate of 5.46%; ii) Ps. 1,500 (nominal value) maturing in 2022 and with a floating interest rate of TIIE + 0.25; iii) Ps. 8,500 (nominal value) with a maturity in 2027 and a fixed interest rate of 7.87%; iv) Ps. 3,000 (nominal value) with a maturity date in 2028 and a fixed interest rate of 7.35%; v) Ps. 1,727 (nominal value) with a maturity date in 2025 and a floating interest rate of TIIE + 0.08%; vi) Ps. 6,965 (nominal value) with a maturity date in 2028 and a fixed interest rate of 7.36%; vii) Ps. 2,435 (nominal value) with a maturity date in 2026 and a floating interest rate of TIIE + 0.05%.

b)	registered with the SEC:

i)     Senior notes of U.S. $ 1,250 with a fixed interest rate of 2.75% and maturity on January 22, 2030; ii) Senior notes of U.S. $ 600 with a fixed interest rate of 5.25% and maturity on November 26, 2043, and iii) Senior notes of $ 705 with interest at a fixed rate of 1.85% and maturity on September 1, 2032.

The mentioned senior notes are guaranteed by Coca-Cola FEMSA subsidiaries: Propimex, S. de R.L. de C.V., Comercializadora La Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador Cimsa, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., Distribuidora y Manufacturera del Valle de Mexico, S. de R.L. de C.V (as successor guarantor of Servicios Integrados Inmuebles del Golfo, S. de R.L. de C.V.) and Yoli de Acapulco, S. de R.L. de C.V. (“Guarantors”).

In 2019 Coca-Cola FEMSA celebrated bank loans in Mexico for an amount of Ps. 9,400 at an interest rate of 8.39% and 7.91%, such loans were used to settled bank loans denominated in USD and for general corporate purposes. Additionally, the Company obtained during 2019 bank loans in Uruguay, Colombia and Argentina for an amount of Ps. 1,670.

During 2020, Coca-Cola FEMSA obtained (and paid off) bank loans to build liquidity in light of the recent COVID-19 pandemic: in Mexico for an amount of Ps. 15,650 at a weighted interest rate of 6.04%, in Argentina and Colombia for an amount of Ps. 1,184. Similarly, on January 22, 2020, Coca-Cola FEMSA prepaid senior notes during the same year in Mexico of US. $ 900, and on February 18, 2020, Coca-Cola FEMSA paid the total balance of its senior notes in of US. $ 500.

In addition, Coca-Cola FEMSA celebrated bank loans in Argentine and Uruguayan peso with some banks for Ps. 711 and Ps. 759, respectively.

During the third quarter of 2021, Coca-Cola FEMSA: i) issued the first bonds linked to the sustainability of the Mexican market for a total of Ps. 9,400 in the modality of communicating vessels with maturities in 2026 and 2028 and with those resources ii) prepaid bilateral loans denominated in Mexican pesos of: i) Ps. 3,760 with a maturity date of February 2025 and ii) Ps. 5,640 with an expiration date of August 2026. The bond’s interest rate depends on us achieving key performance indicators, and in the event that such indicators are not met by the dates established in the offering documents, the interest rate on the bonds will increase by 25 basis points.

The Company has financing from different institutions under agreements that stipulate different restrictions and covenants, which mainly consist of maximum levels of leverage and capitalization as well as minimum consolidated net worth and debt and interest coverage ratios. As of the date of these consolidated financial statements, the Company complied with all restrictions and covenants contained in its financing agreements.

19.1 Reconciliation of liabilities arising from financing activities

	Carrying												Carrying
	Value at												Value at
	January												December 31,
	1, 2021		Cash Flows		Non-cash effects								2021
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	19,430	Ps.	(11,015)	Ps.	—	Ps.	—	Ps.	(939)	Ps.	104	Ps.	7,580
Notes payable		169,235		12,156		—		—		1,614		—		183,005
Total liabilities from financing activities		188,665		1,141		—		—		675		104		190,585
Financial leases		58,308		(12,325)		1,540		7,871		(798)		7,759		62,355
Total financing activities	Ps.	246,973	Ps.	(11,184)	Ps.	1,540	Ps.	7,871	Ps.	(123)	Ps.	7,863	Ps.	252,940

(1) Includes mainly remeasurements of leases, and amortization of transaction costs.

	Carrying												Carrying
	Value at												Value at
	January												December
	1, 2020		Cash Flows		Non-cash effects								31, 2020
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	20,807	Ps.	(1,286)	Ps.	—	Ps.	—	Ps.	221	Ps.	(312)	Ps.	19,430
Notes payable		97,144		67,379		—		—		4,813		(101)		169,235
Total liabilities from financing activities		117,951		66,093		—		—		5,034		(413)		188,665
Financial leases		54,679		(9,810)		1,765		7,982		(584)		4,276		58,308
Total liabilities from financing activities		172,630	Ps.	56,283	Ps.	1,765	Ps.	7,982	Ps.	4,450	Ps.	3,863	Ps.	246,973
(1)Includes mainly remeasurements of leases, and amortization of transaction costs.

	Carrying												Carrying
	Value at												Value at
	January												December
	1, 2019		Cash Flows		Non-cash effects								31, 2019
									Foreign
					Acquisition		New leases		Exchange		Others
									Income
									(Loss)
Bank loans	Ps.	22,944	Ps.	(2,999)	Ps.	1,917	Ps.	—	Ps.	(397)	Ps.	(658)	Ps.	20,807
Notes payable		105,720		(5,022)		—		—		(1,244)		(2,310)		97,144
Total liabilities from financing activities		128,664		(8,021)		1,917		—		(1,641)		(2,968)		117,951
Lease liabilities		50,220		(8,848)		2,187		7,490		(10)		3,640		54,679
Total liabilities from financing activities		178,884		(16,869)		4,104		7,490		(1,651)		672		172,630